Taxes on Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes on Income
Effective Income Tax Rate, Continuing Operations	42.40%	41.20%	64.30%	49.80%		45.20%	38.50%	103.10%
Expected effective income tax rate (as percent)				41.00%
Provision for taxes on income	$ (95,800)	$ (70,700)		$ (155,300)	$ (94,900)	$ (227,073)	$ (143,846)	$ (33,322)